MINIMUM CAPITAL REQUIREMENTS (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Calculation of excess capital:
Allocated to assets at risk	$ 12,957,481	$ 9,047,140	$ 7,164,842
Allocated to Bank premises and equipment, intangible assets and equity investment assets	2,035,689	1,350,035	826,133
Market risk	965,159	551,765	251,739
Public sector and securities in investment account	34,489	27,651	11,472
Operational risk	4,805,957	3,233,793	2,349,952
Required minimum capital under Central Bank rules	20,798,775	14,210,384	10,604,138
Basic net worth	42,938,440	30,242,263	16,991,091
Complementary net worth	1,564,272	1,090,865	1,033,734
Deductions	(11,770,286)	(7,028,227)	(2,999,716)
Total capital under Central Bank rules	32,732,426	24,304,901	15,025,109
Excess capital	$ 11,933,651	$ 10,094,517	$ 4,420,971
Selected capital and liquidity ratios:
Regulatory capital/risk weighted assets	18.40%	19.29%	11.60%
Average shareholders' equity as a percentage of average total assets	12.54%	11.16%	10.40%
Total liabilities as a multiple of total shareholders' equity	7.5	7.5	7.1
Cash as a percentage of total deposits.	11.06%	20.31%	28.20%
Tier 1 Capital / Risk weighted assets..	12.25%	13.35%	10.80%
Multiple to calculate operational risk weighted assets and market risk weighted assets	12.5